Shareholder Report, Holdings (Details) - C000099791	Apr. 30, 2026
U.S. Treasury Notes9293553
Holdings [Line Items]
Percent of Total Investments	3.00%
CSMC OA9293720
Holdings [Line Items]
Percent of Total Investments	2.00%
APL Finance DAC9293622
Holdings [Line Items]
Percent of Total Investments	1.70%
Project Silver9293593
Holdings [Line Items]
Percent of Total Investments	1.70%
AIM Aviation Finance9293576
Holdings [Line Items]
Percent of Total Investments	1.60%
FHLMC POOL9294308
Holdings [Line Items]
Percent of Total Investments	1.50%
NY Commercial Mortgage Trust9294111
Holdings [Line Items]
Percent of Total Investments	1.30%
BasePoint MCA Securitization9293650
Holdings [Line Items]
Percent of Total Investments	1.20%
Fortiva Retail Credit Master Note Business Trust9293767
Holdings [Line Items]
Percent of Total Investments	1.10%
GS Mortgage Securities Trust9294059
Holdings [Line Items]
Percent of Total Investments	1.10%
Other Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Residential Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Commercial Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	59.70%